Fee income from financial services, net - Disclosure of disaggregation of revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 1,799,193	S/ 1,141,866	S/ 961,111
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,678,023	1,003,858	854,082
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 121,170	S/ 138,008	S/ 107,029